AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Principal Amount	Value
Municipal Bonds - 99.1%
Alabama - 1.0%
County of Jefferson Sewer Revenue 5.500%, 10/01/53	$1,700,000	$1,777,532
California - 1.8%
California Municipal Finance Authority,
5.000%, 05/15/43	1,000,000	1,011,734
5.000%, 05/15/48	1,255,000	1,260,763

California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,000,000	927,106

Total California		3,199,603
Colorado - 4.9%
Colorado Health Facilities Authority, Series A,
5.000%, 08/01/44	1,435,000	1,448,414
5.125%, 12/01/45[1]	1,000,000	1,031,385

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,345,053

Total Colorado		8,824,852
Connecticut - 2.1%
Connecticut State Health & Educational Facilities Authority,
4.000%, 07/01/40	2,595,000	2,454,309
4.000%, 07/01/42	1,465,000	1,345,707

Total Connecticut		3,800,016
Florida - 12.4%
Capital Trust Authority, Series A,
5.000%, 06/01/54[2]	1,000,000	956,028
5.000%, 06/01/64[2]	1,000,000	935,792

County of Miami-Dade Florida Seaport Department, Series A 5.250%, 10/01/52	1,000,000	1,025,609
Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	4,319,377
Florida Development Finance Corp.,
4.000%, 02/01/52	2,515,000	2,015,118
5.000%, 02/01/52	1,675,000	1,589,031

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.750%, 07/01/54	1,745,000	1,720,970
Hillsborough County Industrial Development Authority 4.000%, 08/01/50	4,185,000	3,645,145
Miami Beach Health Facilities Authority 4.000%, 11/15/46	4,185,000	3,867,449
Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	1,500,000	1,481,117
Village Community Development District No 15 4.800%, 05/01/55[2]	1,000,000	983,516

Total Florida		22,539,152
	Principal Amount	Value
Georgia - 1.7%
Fayette County Development Authority,
5.250%, 10/01/49	$1,500,000	$1,562,883
5.250%, 10/01/54	1,500,000	1,556,157

Total Georgia		3,119,040
Illinois - 3.2%
Metropolitan Pier & Exposition Authority,
4.000%, 06/15/52	2,515,000	2,136,445
5.000%, 06/15/50	3,585,000	3,618,963

Total Illinois		5,755,408
Indiana - 1.9%
Indiana Finance Authority, Series A,
5.000%, 07/01/54	1,000,000	982,477
5.000%, 07/01/59	1,250,000	1,205,248
5.250%, 07/01/64	1,250,000	1,244,711

Total Indiana		3,432,436
Louisiana - 2.9%
Louisiana Public Facilities Authority,
5.500%, 09/01/59	2,500,000	2,584,293
5.750%, 09/01/64	2,500,000	2,630,681

Total Louisiana		5,214,974
Massachusetts - 4.9%
Massachusetts Development Finance Agency,
4.000%, 07/01/51	4,340,000	3,427,937
5.250%, 07/01/52	2,245,000	2,299,648

Massachusetts Development Finance Agency, Series 1,
4.500%, 07/01/54	1,000,000	926,637
5.250%, 07/01/50	1,000,000	1,041,156

Massachusetts Development Finance Agency, Series A 5.000%, 07/01/54[2]	1,200,000	1,202,334

Total Massachusetts		8,897,712
Minnesota - 1.2%
Duluth Economic Development Authority, Series A 5.000%, 02/15/48	2,140,000	2,141,743
Nebraska - 2.7%
Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,655,000	4,887,831
New Jersey - 4.0%
South Jersey Transportation Authority 4.625%, 11/01/47	1,000,000	978,094
Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	2,095,000	2,092,141
5.250%, 06/01/46	2,755,000	2,777,952

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	1,500,000	1,465,616

Total New Jersey		7,313,803

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New York - 13.7%
Metropolitan Transportation Authority, Series 1 4.750%, 11/15/45	$1,000,000	$1,003,114
New York State Dormitory Authority, Series A,
4.000%, 07/01/47	1,675,000	1,527,796
4.000%, 07/01/52	1,775,000	1,574,680
4.250%, 07/01/50[1]	1,000,000	931,599

New York Transportation Development Corp.,
4.000%, 04/30/53	5,790,000	4,723,661
5.000%, 12/01/41	1,000,000	1,008,992
5.500%, 06/30/54	1,500,000	1,550,503
5.625%, 04/01/40	4,000,000	4,200,291
6.000%, 04/01/35	1,500,000	1,647,720
6.000%, 06/30/54	2,000,000	2,126,317

New York Transportation Development Corp., Series A 5.500%, 12/31/60	3,500,000	3,637,530
Suffolk Regional Off-Track Betting Co. 5.750%, 12/01/44	1,000,000	1,022,129

Total New York		24,954,332
Ohio - 3.2%
Columbus Regional Airport Authority, Series A 5.500%, 01/01/55	1,000,000	1,049,537
County of Hamilton, Series A 5.500%, 08/01/51[1]	1,000,000	1,033,525
Ohio Higher Educational Facility Commission,
5.250%, 05/01/49	1,250,000	1,283,571
5.250%, 05/01/54	1,750,000	1,779,448

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.550%, 09/01/49	740,000	732,709

Total Ohio		5,878,790
Pennsylvania - 6.2%
Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	3,980,000	3,995,950
Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	5,025,000	5,110,092
Pennsylvania Housing Finance Agency, Series 146A 4.750%, 04/01/53	2,250,000	2,208,072

Total Pennsylvania		11,314,114
Rhode Island - 4.6%
Rhode Island Health and Educational Building Corp.,
5.250%, 05/15/49	1,000,000	1,035,501
5.250%, 05/15/54	4,500,000	4,626,960

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	2,755,000	2,756,774

Total Rhode Island		8,419,235
	Principal Amount	Value
South Carolina - 3.3%
Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	$7,290,000	$5,205,563
South Carolina Jobs-Economic Development Authority 5.750%, 11/15/54	750,000	780,721

Total South Carolina		5,986,284
Tennessee - 4.4%
City of Chattanooga Electric 2.000%, 09/01/40	6,710,000	4,678,831
Knox County Health Educational & Housing Facility Board, Series 1, (BAM) 5.125%, 07/01/54	1,900,000	1,933,015
Knox County Health Educational & Housing Facility Board, Series A1, (BAM) 5.500%, 07/01/54	1,000,000	1,056,518
Metropolitan Government Nashville & Davidson County Health & Educational Facilities 5.250%, 05/01/53	250,000	260,963

Total Tennessee		7,929,327
Texas - 8.0%
City of Houston TX Airport System Revenue, Series B,
5.500%, 07/15/37	1,500,000	1,575,526
5.500%, 07/15/38	1,000,000	1,047,236
5.500%, 07/15/39	1,870,000	1,954,575

Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 06/30/58	6,900,000	6,838,531
5.500%, 12/31/58	1,120,000	1,175,789

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	2,055,000	1,933,069

Total Texas		14,524,726
Virginia - 7.0%
Lynchburg Economic Development Authority 4.000%, 01/01/55	1,260,000	1,083,683
Virginia Small Business Financing Authority,
4.000%, 01/01/39	2,515,000	2,379,505
4.000%, 01/01/40	2,515,000	2,347,245
5.000%, 12/31/47	2,145,000	2,189,104
5.000%, 12/31/49	2,095,000	2,098,019
5.000%, 12/31/52	2,655,000	2,647,029

Total Virginia		12,744,585
Washington - 0.6%
Washington State Housing Finance Commission 5.500%, 07/01/49	1,000,000	1,057,021

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
West Virginia - 1.6%
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	$2,625,000	$2,839,038
Wisconsin - 1.8%
Public Finance Authority,
5.250%, 11/15/50	1,005,000	1,044,503
5.250%, 11/15/61	1,000,000	1,026,453

Public Finance Authority, Series A 5.000%, 06/01/41[2]	1,250,000	1,270,878

Total Wisconsin		3,341,834

Total Municipal Bonds (Cost $193,166,849)		179,893,388
Value

Total Investments - 99.1% (Cost $193,166,849)	$179,893,388
Other Assets, less Liabilities - 0.9%	1,669,091
Net Assets - 100.0%	$181,562,479

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at March 31, 2025, amounted to $2,996,509, or 1.7% of net assets.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $5,348,548 or 2.9% of net assets.

BAM	Build America Mutual Assurance Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$179,893,388	—	$179,893,388
Total Investments in Securities	—	$179,893,388	—	$179,893,388

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2025, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.